Loans and other financial assets at amortized cost_Details of restricted due from banks (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted due from financial institutions [Line Items]
Total	₩ 9,334,131	₩ 13,097,186
Due from banks in local currency
Restricted due from financial institutions [Line Items]
Total	6,609,015	11,120,608
Due from banks in local currency | Due from The BOK
Restricted due from financial institutions [Line Items]
Total	₩ 6,519,226	₩ 11,028,850
Reason of restriction	Reserve deposits under BOK Act	Reserve deposits under BOK Act
Counterparty	The BOK	The BOK
Due from banks in local currency | Due from KSFC
Restricted due from financial institutions [Line Items]
Total	₩ 227	₩ 50,113
Reason of restriction	Futures trading margin	Customer's deposit reserve and others
Counterparty	KB Securities Co. Ltd	Korea Securities Finance Corp. and others
Due from banks in local currency | Others
Restricted due from financial institutions [Line Items]
Total	₩ 89,562	₩ 41,645
Reason of restriction	Guarantees, mortgage of domestic exchange transactions and others	Central counter party KRW margin and others
Counterparty	Korea Federation of Savings Banks and others	The Korea Exchange and others
Due from banks in foreign currencies
Restricted due from financial institutions [Line Items]
Total	₩ 2,725,116	₩ 1,976,578
Due from banks in foreign currencies | Due from banks on demand
Restricted due from financial institutions [Line Items]
Total	₩ 1,544,492	₩ 1,103,917
Reason of restriction	Reserve deposits under the BOK Act and others	Reserve deposits under the BOK Act and others
Counterparty	The BOK and others	The BOK and others
Due from banks in foreign currencies | Due from banks on time
Restricted due from financial institutions [Line Items]
Total	₩ 54	₩ 58
Reason of restriction	Reserve deposits and others	Reserve deposits and others
Counterparty	National Bank Cambodia	National Bank Cambodia
Due from banks in foreign currencies | Others
Restricted due from financial institutions [Line Items]
Total	₩ 1,180,570	₩ 872,603
Reason of restriction	Overseas futures and options trade deposits and others	Overseas futures and options trade deposits and others
Counterparty	Korea Investment & Securities and others	Korea Investment & Securities and others